Capital Structure (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Sep. 07, 2015 USD ($) $ / shares shares	Mar. 12, 2015 USD ($) $ / shares shares	Dec. 19, 2014 USD ($) $ / shares shares	Sep. 29, 2014 USD ($) $ / shares shares	Jun. 24, 2014 USD ($) $ / shares shares	Jan. 28, 2010 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) Tranche $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares
Capital Unit [Line Items]
Net proceeds from issuance of common stock | $										$ 13,820	$ 3,204	$ 0
Class of Warrant or Right [Line Items]
Potential common stock shares to be purchase upon warrants exercise (in shares)										0	15,185
Schedule of Preferred Stock Shares [Abstract]
Preferred stock shares issued (in shares)										0	0
Schedule of Dividends [Abstract]
Common stock dividends declared (in dollars per share) | $ / shares										$ 0	$ 0	$ 0
Plaza Shipholding Corp. and Comet Shipholding Inc. [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)							320,000	378,000
Net proceeds from issuance of common stock | $							$ 960	$ 1,134
Price per share (in dollars per share) | $ / shares							$ 3.00	$ 3.00
Date common shares issued							September 30, 2014	June 27, 2014
Jelco [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)				10,022,240	5,000,100	888,000
Net proceeds from issuance of common stock | $				$ 9,020	$ 4,500	$ 1,110
Price per share (in dollars per share) | $ / shares				$ 0.90	$ 0.90	$ 1.25
Date common shares issued					March 18, 2015	December 30, 2014
Number of tranches | Tranche										3
Jelco [Member] | Tranche One [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)			3,889,980
Net proceeds from issuance of common stock | $			$ 3,501
Date common shares issued			September 11, 2015
Jelco [Member] | Tranche Two [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)		2,655,740
Net proceeds from issuance of common stock | $		$ 2,390
Date common shares issued		September 29, 2015
Jelco [Member] | Tranche Three [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)	3,476,520
Net proceeds from issuance of common stock | $	$ 3,129
Date common shares issued	October 21, 2015
Chief Executive Officer [Member]
Capital Unit [Line Items]
Issuance of common stock (in shares)					333,400
Net proceeds from issuance of common stock | $					$ 300
Price per share (in dollars per share) | $ / shares					$ 0.90
Date common shares issued					March 18, 2015
Public Offering of Common Shares [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares									$ 19.80
Warrants grant date									Feb. 03, 2010
Number of warrants granted									1,041,667
Warrants over-allotment exercise grant date									March 19, 2010
Number of warrants granted due to over-allotment exercise									97,250
Fair value of warrants | $									$ 1,053
Warrants to post-split common stock conversion ratio									1:15
Warrants Start exercise date									August 3, 2010
Warrants expiration date									Jan. 28, 2015